DERIVATIVE INSTRUMENTS - Valuation assumptions (Details)	Dec. 31, 2018 ₪ / shares
DERIVATIVE INSTRUMENTS
The discount rate of the Viola Warrants and Warrants (Series 4) (risk free interest)	0.30%
Share price (in NIS)	₪ 1.280
Standard deviation of the share price	54.59%